RISK MANAGEMENT - Level of collateral held (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt instruments
RISK MANAGEMENT
Maximum exposure	$ 36,583,512	$ 25,148,469
Collateral pledged (held)	(1,669,011)	(1,407,484)
Net exposure	34,914,501	23,740,985
Derivatives
RISK MANAGEMENT
Maximum exposure	929,498	1,824,750
Collateral pledged (held)	(589,098)	(698,662)
Net exposure	340,400	1,126,088
Equity securities
RISK MANAGEMENT
Maximum exposure	1,011,310	543,210
Net exposure	1,011,310	543,210
Other financial instruments
RISK MANAGEMENT
Maximum exposure	34,385	38,319
Net exposure	$ 34,385	$ 38,319